SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands																			12 Months Ended
	Dec. 16, 2024 USD ($) $ / shares shares	Oct. 15, 2024 USD ($) $ / shares shares	Oct. 02, 2024 USD ($) $ / shares shares	Aug. 12, 2024 USD ($) $ / shares shares	Apr. 02, 2024 USD ($) $ / shares shares	Jan. 04, 2024 USD ($) $ / shares shares	Jan. 04, 2024 CAD ($)	Dec. 13, 2023 USD ($) $ / shares shares	Dec. 13, 2023 CAD ($)	Jun. 20, 2023 USD ($) $ / shares shares	Jun. 20, 2023 CAD ($)	Jun. 15, 2023 USD ($) $ / shares shares	Jun. 15, 2023 CAD ($)	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 20, 2023 CAD ($)	Nov. 02, 2022 USD ($) $ / shares shares	Nov. 02, 2022 CAD ($)	Feb. 03, 2022 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jan. 04, 2024 $ / shares shares	Dec. 13, 2023 $ / shares shares	Jun. 20, 2023 $ / shares shares	Jun. 15, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Nov. 02, 2022 $ / shares	Feb. 11, 2022 shares
IfrsStatementLineItems [Line Items]
Number of options exercised
Additional paid-in capital | $																			$ 83,120,000	$ 55,485,000
Proceeds from exercise of warrants | $																			$ 576,000	$ 102,000	$ 1,379,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Finders fee paid | $	$ 997,000	$ 144,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares	$ 6.40	$ 2.80
Directors and officers [member]
IfrsStatementLineItems [Line Items]
Proceeds from common shares | $				$ 420
Non-U.S residents [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for finders fee				180,624
February 2022 private placements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																												29,958
Issuance of shares of isramat																		109,510
November 2022 warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																238,267
Number of units issued																1,191,335
Price of unit issued | (per share)																$ 3.375											$ 4.65
Gross proceeds | $																$ 4,021,000
Number of warrants issued																595,668
Warrant exercise price per share | (per share)																$ 3.75											$ 5.10
Warrants exercisable term																24 months	24 months
Finders fee paid																$ 260,000	$ 349,000
Number of warrants issued for finders fee																94,880
Warrants granted | $																$ 894,000
Additional paid-in capital | $																$ 3,127,000
March 2022 private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														356,711												356,711
Number of units issued														713,424												713,424
Price of unit issued | (per share)														$ 3.65												$ 4.875
Gross proceeds | $														$ 2,604,000
Number of warrants issued														356,711												356,711
Warrant exercise price per share | (per share)														$ 4.375												$ 5.875
Warrants exercisable term														2 years	2 years
Finders fee paid														$ 208,000	$ 290
Number of warrants issued for finders fee														57,074												57,074
June 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										763,654		763,654												763,654	763,654
Number of units issued										1,527,310		1,527,310												1,527,310	1,527,310
Price of unit issued | (per share)										$ 2.875		$ 2.875												$ 3.90	$ 3.90
Gross proceeds | $										$ 6,873,000		$ 6,873,000
Number of warrants issued										763,654		763,654												763,654	763,654
Warrant exercise price per share | (per share)										$ 5.50		$ 5.50												$ 7.325	$ 7.325
Warrants exercisable term										2 years	2 years	2 years	2 years
Finders fee paid										$ 550,000	$ 733	$ 550,000	$ 733
Number of warrants issued for finders fee										122,185		122,185												122,185	122,185
December 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Number of shares issued								259,156															259,156
Number of units issued								518,313															518,313
Price of unit issued | (per share)								$ 2.875															$ 3.40
Gross proceeds | $								$ 1,490,000
Number of warrants issued								259,156															259,156
Warrant exercise price per share | (per share)								$ 3.75															$ 5.125
Warrants exercisable term								2 years	2 years
Finders fee paid								$ 119,000	$ 162
Number of warrants issued for finders fee								41,465															41,465
January 2024 registered direct offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						561,260																561,260
Number of units issued						1,122,521																1,122,521
Price of unit issued | (per share)						$ 2.88																$ 3.40
Gross proceeds | $						$ 3,227,000
Number of warrants issued						561,260																561,260
Warrant exercise price per share | (per share)						$ 3.75																$ 5.13
Warrants exercisable term						2 years	2 years
Finders fee paid						$ 258,000	$ 348
Number of warrants issued for finders fee						89,802																89,802
Registered direct offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	1,947,000	642,858	2,165,200		3,792,200
Finders fee paid | $			$ 325,000
Number of warrants issued for finders fee			21,333
Proceeds from common shares | $	$ 12,460,000	$ 1,800,000	$ 4,060,000		$ 3,300,000
Price per share | $ / shares			$ 1.875		$ 0.875
Number of common shares issued for finders fee	146,940	51,428	134,720		293,776
August 2024 private placement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				1,839,554
Proceeds from common shares | $				$ 2,502,000
Price per share | $ / shares				$ 0.875
Warrant exercise price per share | $ / shares				$ 0.0001
August 2024 private placement [member] | Pre funded warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				1,200,000
Warrant exercise price per share | $ / shares				$ 0.00025
Price per share | $ / shares				$ 0.875
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			1,330,300	36,800	252,064
Number of warrants exercised																			1,330,300	36,800	252,064
Proceeds from exercise of warrants | $																				$ 140,000
Share options [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																					46,667
Number of options exercised																					46,667
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			764,001	185,800	218,000
Number of RSUs exercised																			764,001	185,800	218,000